13. Business Combinations and goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations And Goodwill
Schedule of total consideration transferred

The cash consideration has been adjusted for the dividends received related to the year of 2018 and the effect of the cash flow hedge entered into to hedge the exposure on changes in foreign exchange rates, as shown below:

12.31.2019
Cash consideration	9,268
Cash flow hedge effect	145
9,413
Dividends related to 2018	(42)
Total cash consideration transferred	9,371

Schedule of fair values of identifiable acquired assets and liabilities acquired

The fair values of identifiable assets acquired and liabilities assumed from Éxito, on the date of the business combination, are as follows:

Balance after purchase price allocation
Assets:
Cash and cash equivalents	6,062
Trade receivables, net	416
Inventories, net	2,765
Recoverable taxes	477
Other current assets	349
Deferred income tax and social contribution	1,353
Related parties	137
Other noncurrent assets	111
Investments in associates	316
Investment properties	2,972
Property and equipment, net	8,496
Intangible assets, net	3,009
26,463

Liabilities:
Payroll and related taxes	283
Trade payables, net	4,545
Taxes and contributions payables	219
Borrowings and financing	2,546
Lease liabilities	277
Other current liabilities	998
Noncurrent borrowings and financing	2,060
Deferred income tax and social contribution	2,100
Provisions for contingencies	103
Noncurrent lease liabilities	1,540
Other noncurrent liabilities	28
14,699
Net assets	11,764
(-) Attributed to non-controlling shareholders	(2,558)
Net assets	9,206

a)	Tradename - These includes the brands Surtimax, Super Inter, Surti Mayorista, Viva, Frescampo, Éxito and Carulla in Colombia, Libertad brand in Argentina and Disco in Uruguay. In addition, it also includes the brands Éxito, Bronzini, Frescampo, Ekono, Arkitect and Carulla. Tradenames have an indefinite useful life.
b)	Investment properties and real estate properties - Éxito Group has real estate assets in galleries and shopping malls for the purpose of being leased. Such assets have high commercial relevance as they are located in prime areas.
c)	Investment in Banco Tuya – fair value was estimated using the incoming approach method of interest acquired.
d)	Leases liabilities- Lease liabilities were re-measured using the incremental borrowing rate at the date of acquisition.

Schedule of the fair value of the interest of non-controlling

The non-controlling interests was measured at fair value on the date of acquisition, as shown below:

Total consideration transferred - 96.57%	9,371
Fair value of the Company - 100%	9,706
Non-controlling interest at fair value	335

Schedule of other operating expenses

The Company recorded a residual goodwill of R$165; which has been determined as follows:

Fair value of net assets acquired	11,764
(-) Attributed to non-controlling shareholders	(2,223)
9,541
Remaining non-controlling interest	(335)
Net assets	9,206
Total consideration transferred for the acquisition of control of Éxito	9,371
Goodwill	165